Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000101729 | Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101729 | Asia
Holdings [Line Items]
Percent of Net Asset Value	72.50%
C000101729 | Europe
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000101729 | North America
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000101729 | South America
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000101729 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000212612 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000212612 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238630 | Asia
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000238630 | Europe
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000238630 | North America
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000238630 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238629 | Asia
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000238629 | Europe
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000238629 | North America
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000238629 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%